Expense Example - Gator Capital Long/Short Fund - Gator Capital Long/Short Fund [Default Label]	Aug. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 266
Expense Example, with Redemption, 3 Years	817
Expense Example, with Redemption, 5 Years	1,395
Expense Example, with Redemption, 10 Years	$ 2,964